Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 139.8	$ 164.6	$ 142.1	$ 124.4
Compensating cash balance	246.9	185.4
Trade accounts receivable, net	596.9	556.2
Inventories	330.0	310.6
Other current assets	97.7	84.9
Intercompany receivables
Total current assets	1,411.3	1,301.7
Property and equipment, net	234.1	210.0
Goodwill	1,877.4	1,795.1	1,757.1
Other intangible assets, net	1,787.2	1,815.2
Deferred income taxes	11.8	10.3
Investment in subsidiaries
Other assets	80.2	57.4
Intercompany loans
Total assets	5,402.0	5,189.7
Current liabilities:
Current portion of debt and capital lease obligations	393.5	214.5
Accounts payable	412.4	426.1
Accrued expenses	202.1	252.6
Intercompany payables
Total current liabilities	1,008.0	893.2
Long-term debt and capital lease obligations	2,755.1	2,694.2
Other long-term liabilities	163.6	129.0
Deferred income taxes	441.3	458.6
Intercompany loans
Total liabilities	4,368.0	4,175.0
Redeemable equity units	41.4	53.9	50.0
Total stockholders' equity	992.6	960.8	965.2	1,042.6
Total liabilities, redeemable equity units and stockholders' equity	5,402.0	5,189.7
Parent [Member]
Current assets:
Cash and cash equivalents	1.2		0.4	1.3
Compensating cash balance
Trade accounts receivable, net
Inventories
Other current assets	1.9
Intercompany receivables	45.9	19.1
Total current assets	49.0	19.1
Property and equipment, net
Goodwill
Other intangible assets, net
Deferred income taxes	201.5	187.7
Investment in subsidiaries	2,776.3	2,621.7
Other assets	28.2	26.0
Intercompany loans	1,024.3	1,017.8
Total assets	4,079.3	3,872.3
Current liabilities:
Current portion of debt and capital lease obligations	130.6	36.2
Accounts payable
Accrued expenses	27.5	55.8
Intercompany payables	4.2
Total current liabilities	162.3	92.0
Long-term debt and capital lease obligations	2,621.6	2,578.4
Other long-term liabilities	0.4
Deferred income taxes
Intercompany loans	261.0	187.2
Total liabilities	3,045.3	2,857.6
Redeemable equity units	41.4	53.9
Total stockholders' equity	992.6	960.8
Total liabilities, redeemable equity units and stockholders' equity	4,079.3	3,872.3
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	3.3	30.2	10.5	10.1
Compensating cash balance
Trade accounts receivable, net		2.3
Inventories	145.2	143.6
Other current assets	28.6	31.1
Intercompany receivables	324.6	274.8
Total current assets	501.7	482.0
Property and equipment, net	114.7	100.2
Goodwill	924.6	912.4
Other intangible assets, net	1,008.8	1,054.2
Deferred income taxes
Investment in subsidiaries	1,801.0	1,711.7
Other assets	44.4	26.7
Intercompany loans	116.3	93.2
Total assets	4,511.5	4,380.4
Current liabilities:
Current portion of debt and capital lease obligations	0.1	0.2
Accounts payable	189.3	212.4
Accrued expenses	57.2	71.5
Intercompany payables	12.9	5.5
Total current liabilities	259.5	289.6
Long-term debt and capital lease obligations	1.8	1.0
Other long-term liabilities	50.7	40.3
Deferred income taxes	419.2	429.8
Intercompany loans	1,004.8	998.8
Total liabilities	1,736.0	1,759.5
Redeemable equity units
Total stockholders' equity	2,775.5	2,620.9
Total liabilities, redeemable equity units and stockholders' equity	4,511.5	4,380.4
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	135.3	134.4	131.2	113.0
Compensating cash balance	246.9	185.4
Trade accounts receivable, net	596.9	553.9
Inventories	184.8	167.0
Other current assets	67.2	53.8
Intercompany receivables	3.3	2.3
Total current assets	1,234.4	1,096.8
Property and equipment, net	119.4	109.8
Goodwill	952.8	882.7
Other intangible assets, net	778.4	761.0
Deferred income taxes	11.8	10.3
Investment in subsidiaries
Other assets	7.6	4.7
Intercompany loans	221.7	306.2
Total assets	3,326.1	3,171.5
Current liabilities:
Current portion of debt and capital lease obligations	262.8	178.1
Accounts payable	223.1	213.7
Accrued expenses	117.4	125.3
Intercompany payables	356.7	290.7
Total current liabilities	960.0	807.8
Long-term debt and capital lease obligations	131.7	114.8
Other long-term liabilities	112.5	88.7
Deferred income taxes	223.6	216.5
Intercompany loans	96.5	231.2
Total liabilities	1,524.3	1,459.0
Redeemable equity units
Total stockholders' equity	1,801.8	1,712.5
Total liabilities, redeemable equity units and stockholders' equity	3,326.1	3,171.5
Eliminations [Member]
Current assets:
Cash and cash equivalents
Compensating cash balance
Trade accounts receivable, net
Inventories
Other current assets
Intercompany receivables	(373.8)	(296.2)
Total current assets	(373.8)	(296.2)
Property and equipment, net
Goodwill
Other intangible assets, net
Deferred income taxes	(201.5)	(187.7)
Investment in subsidiaries	(4,577.3)	(4,333.4)
Other assets
Intercompany loans	(1,362.3)	(1,417.2)
Total assets	(6,514.9)	(6,234.5)
Current liabilities:
Current portion of debt and capital lease obligations
Accounts payable
Accrued expenses
Intercompany payables	(373.8)	(296.2)
Total current liabilities	(373.8)	(296.2)
Long-term debt and capital lease obligations
Other long-term liabilities
Deferred income taxes	(201.5)	(187.7)
Intercompany loans	(1,362.3)	(1,417.2)
Total liabilities	(1,937.6)	(1,901.1)
Redeemable equity units
Total stockholders' equity	(4,577.3)	(4,333.4)
Total liabilities, redeemable equity units and stockholders' equity	$ (6,514.9)	$ (6,234.5)